SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of number and weighted average exercise prices of share options [Table Text Block]
	Options	December 31, 2023 Weighted Average Exercise Price	Options	December 31, 2022 Weighted Average Exercise Price	Options	December 31, 2021 Weighted Average Exercise Price
Outstanding at the beginning of year	1,478,773	$5.35	2,037,313	$5.28	1,926,412	$5.20
Granted	2,559,979	1.98	30,100	1.60	196,604	5.78
Exercised	-	-	-	-	(77,226)	4.85
Forfeited/Expired	(738,669)	3.90	(588,640)	4.90	(8,476)	5.93
Outstanding at the end of year	3,300,083	$3.06	1,478,773	$5.35	2,037,313	$5.28

Disclosure of number and weighted average remaining contractual life of outstanding share options [Table Text Block]
	No. of options outstanding	Weighted average remaining life (Years)	Exercise price	No. of options currently exercisable	Expiration date
	16,000		$4.10	16,000	January 11, 2024**
	20,000		$4.06	20,000	January 16, 2024**
	40,000		$6.18	40,000	September 16, 2024
	544,227		$5.46	544,227	December 17, 2024
	32,000		$3.49	32,000	March 16, 2025
	16,000		$8.33	16,000	October 5, 2025
	114,273		$9.26	114,273	December 15, 2025
	40,000		$8.45	40,000	February 24, 2026
	156,604		$5.10	122,004	December 16, 2026
	30,100		$1.59	10,033	December 15, 2027
	191,904		$1.63	22,002	January 10, 2028
	22,080*		$5.29	22,080	May 4, 2024
	18,400*		$4.00	9,200	May 4, 2024
	239,844*		$4.00	119,922	May 28, 2026
	13,800*		$4.16	13,800	April 5, 2027
	36,800*		$5.29	36,800	January 5, 2027
	164,680*		$5.29	164,680	January 5, 2027
	1,603,371		$1.04	73,570	December 20, 2028
Total	3,300,083	3.49	$3.06	1,416,591

*Replacement options issued in conjunction with the Millennial acquisition (see Note 11).

**These stock options expired subsequent to the year end.

	No. of options outstanding	Weighted average remaining life (Years)	Exercise price	No. of options currently exercisable	Expiration date
	36,000		$6.51	36,000	February 1, 2023
	40,000		$5.76	40,000	February 28, 2023
	24,000		$4.21	24,000	August 29, 2023
	16,000		$4.13	16,000	September 10, 2023
	292,560		$3.78	292,560	November 23, 2023
	40,000		$3.74	40,000	December 13, 2023
	16,000		$4.10	16,000	January 11, 2024
	20,000		$4.06	20,000	January 16, 2024
	40,000		$6.18	40,000	September 16, 2024
	548,227		$5.46	548,227	December 17, 2024
	32,000		$3.49	21,334	March 16, 2025
	16,000		$8.47	10,667	September 22, 2025
	16,000		$8.33	10,667	October 5, 2025
	115,282		$9.26	88,522	December 15, 2025
	40,000		$8.45	26,667	February 24, 2026
	156,604		$5.10	69,802	December 16, 2026
	30,100		$1.59	-	December 15, 2027
Total	1,478,773	1.97	$5.35	1,300,446
	No. of options outstanding	Weighted average remaining life (Years)	Exercise price	No. of options currently exercisable	Expiration date
	584,640		$4.90	584,640	November 3, 2022
	36,000		$6.51	36,000	February 1, 2023
	40,000		$5.76	40,000	February 28, 2023
	24,000		$4.21	24,000	August 29, 2023
	16,000		$4.13	16,000	September 10, 2023
	292,560		$3.78	292,560	November 23, 2023
	40,000		$3.74	40,000	December 13, 2023
	16,000		$4.10	10,667	January 11, 2024
	20,000		$4.06	13,333	January 16, 2024
	40,000		$6.18	40,000	September 16, 2024
	552,227		$5.46	423,174	December 17, 2024
	32,000		$3.49	10,666	March 16, 2025
	16,000		$8.47	5,333	September 22, 2025
	16,000		$8.33	5,333	October 5, 2025
	115,282		$9.26	50,094	December 15, 2025
	40,000		$8.45	13,333	February 24, 2026
	156,604		$5.10	17,599	December 16, 2026
Total	2,037,313	2.32	$5.28	1,622,732

Disclosure of black-scholes valuation of stock options granted [Table Text Block]
	December 31, 2023	December 31, 2022	December 31, 2021
Dividend rate	0%	0%	0%
Expected annualized volatility	51.79% - 61.47%	58.07%	51.73% - 51.81%
Risk free interest rate	3.27% - 4.43%	3.08%	0.53% - 1.12%
Expected life of options	1 - 3.5 yr	3.5 yr	3.5 yr
Weighted average of strike price of options granted	$1.98	$0.64	$2.31

Disclosure of changes in reserve for share-based payments [Table Text Block]
	December 31, 2023	December 31, 2022	December 31, 2021
Balance at beginning of year	$7,639,768	$6,399,479	$3,415,790
Share-based payments - replacement options	31,888	-	-
Share-based payments - options	253,544	431,884	932,333
Share-based payments - RSUs	540,002	871,875	837,858
Share-based payments - DSUs	304,304	438,752	92,894
Options exercised	-	-	(229,214)
RSUs vested	(685,202)	(502,222)	(344,068)
Balance at the end of year	$8,084,304	$7,639,768	$6,399,479

Stock Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of changes in reserve for share-based payments [Table Text Block]
	December 31, 2023	December 31, 2022	December 31, 2021
Balance at beginning of year	$5,902,436	$5,470,552	4,767,433
Share-based payments - replacement options	31,888	-	-
Share-based payments - options	253,544	431,884	932,333
Share-based payments - options exercised	-	-	(229,214)
Balance at the end of year	$6,187,868	$5,902,436	5,470,552

Restricted Share Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of changes in reserve for share-based payments [Table Text Block]
	December 31, 2023	December 31, 2022	December 31, 2021
Balance at beginning of year	$898,463	$528,810	$35,020
Share-based payments - RSUs	540,002	871,875	837,858
Share-based payments - RSUs vested	(685,202)	(502,222)	(344,068)
Balance at the end of year	$753,263	$898,463	$528,810

Disclosure of number and weighted average exercise prices of share other equity instruments [Table Text Block]
	Restricted share units	Weighted average grant date FV
Outstanding, December 31, 2020	143,281	$9.25
Vested - shares issued	(32,270)	$9.25
Vested - cash redemption (no shares issued)	(7,420)	$9.25
Forfeited/Expired	(6,744)	$9.25
Granted	195,542	$5.20
Outstanding, December 31, 2021*	292,389	$7.03
Vested - shares issued	(68,748)	$6.75
Vested - cash redemption (no shares issued)	(20,747)	$6.75
Forfeited/Expired	(12,148)	$5.40
Granted	101,300	$1.60
Outstanding, December 31, 2022**	292,046	$5.60
Vested - shares issued	(110,602)	$5.81
Vested - cash redemption (no shares issued)	(25,873)	$5.81
Forfeited/Expired (unvested)	(48,474)	$2.57
Granted	1,058,022	$1.10
Outstanding, December 31, 2023 ***	1,165,119	$1.35

*Included in the outstanding RSUs are 7,467 vested RSUs for which the settlement has been deferred in 2021.

**Included in the outstanding RSUs are 17,467 vested RSUs for which the settlement has been deferred in 2022 and 7,467 vested RSUs for which settlement has been deferred in 2021.
*** Included in the outstanding RSUs are 10,000 vested RSUs for which the settlement has been deferred in 2022 and 10,000 RSUs for which the settlement has been deferred in 2023.

Deferred Share Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of changes in reserve for share-based payments [Table Text Block]
	December 31, 2023	December 31, 2022	December 31, 2021
Balance at beginning of year	$838,869	$400,117	$307,223
Share-based payments - DSUs	304,304	438,752	92,894
Balance at the end of year	$1,143,173	$838,869	$400,117

Disclosure of number and weighted average exercise prices of share other equity instruments [Table Text Block]
	Deferred share units	Weighted average grant date FV	Vested	Not vested
Outstanding, December 31, 2020	35,000	$9.25	35,000	-
Granted	91,267	$5.43	8,607	82,660
Outstanding, December 31, 2021	126,267	$6.53	43,607	82,660
Granted	68,343	$1.80	-	68,343
Vested	-	$5.43	82,660	(82,660)
Outstanding, December 31, 2022	194,610	$4.73	126,267	68,343
Granted	537,865	$1.15	-	537,865
Vested	-	$1.80	68,343	(68,343)
Outstanding, December 31, 2023	732,475	$2.05	194,610	537,865

Warrants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of number and weighted average exercise prices of share options [Table Text Block]
Number and type of warrants outstanding		Issue date	Expiry Date	Exercise price
Warrants	20,092,415	June 16, 2022	June 16, 2024	C$1.38
Broker Warrants	1,811,089	June 16, 2022	June 16, 2024	C$1.00
	21,903,504			C$1.34

Disclosure of changes in reserve for share-based payments [Table Text Block]
	December 31, 2023	December 31, 2022
Balance at beginning of year	$724,874	$724,874
Share-based payments - warrants (merger)	44,630	-
Balance at the end of year	$769,504	$724,874